Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Cost:
Total cost	¥ 191,710,749		¥ 192,152,566
Less: Accumulated depreciation	(48,939,349)		(44,902,512)
Property and equipment, net	142,771,400	$ 20,416,039	147,250,054
Buildings [Member]
Cost:
Total cost	184,813,835		184,813,833
Electronic devices and other general equipment [Member]
Cost:
Total cost	4,338,116		4,220,664
Leasehold improvements [Member]
Cost:
Total cost	¥ 2,558,798		¥ 3,118,069